Financial instruments fair value risk (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Fair Values of Financial Assets and Financial Liabilities

Fair values of financial assets and financial liabilities	€ million Fair value 2024	€ million Fair value 2023	€ million Carrying amount 2024	€ million Carrying amount 2023
Financial assets
Cash and cash equivalents	6,136	4,159	6,136	4,159
Financial assets at amortised cost	1,262	1,415	1,262	1,415
Financial assets at fair value through other comprehensive income	600	609	600	609
Financial assets at fair value through profit or loss
Derivatives	217	112	217	112
Other	822	981	822	981
	9,037	7,276	9,037	7,276
Financial liabilities
Bank loans and overdrafts	(521)	(506)	(521)	(506)
Bonds and other loans	(28,037)	(26,112)	(28,648)	(26,692)
Lease liabilities	(1,486)	(1,395)	(1,486)	(1,395)
Derivatives	(594)	(494)	(594)	(494)
Other financial liabilities	(804)	(535)	(804)	(535)
	(31,442)	(29,042)	(32,053)	(29,622)

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category	For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

	Notes	€ million Level 1 2024	€ million Level 1 2023	€ million Level 2 2024	€ million Level 2 2023	€ million Level 3 2024	€ million Level 3 2023	€ million Total fair value 2024	€ million Total fair value 2023
Assets at fair value

Financial assets at fair value through other comprehensive income	17A	10	163	4	4	586	442	600	609
Financial assets at fair value through profit or loss:
Derivatives(a)	16C	–	–	420	149	–	–	420	149
Other	17A	445	582	–	–	377	399	822	981

Liabilities at fair value
Derivatives(b)	16C	–	–	(650)	(559)	–	–	(650)	(559)
Contingent consideration	14	–	–	–	–	(1)	(157)	(1)	(157)
(a)Includes €203 million (2023: €37 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)Includes €(56) million (2023: €(65) million) derivatives, reported within trade payables, that hedge trading activities.

Summary of Reconciliation of Movements in Level 3 Valuations

Reconciliation of movements in Level 3 valuations	€ million 2024	€ million 2023
1 January	684	696
Gains/(losses) recognised in income statement	(58)	(68)
Gains/(losses) recognised in other comprehensive income	67	(8)
Purchases and new issues	135	71
Sales and settlements	134	(7)
31 December	962	684